Consolidated Statements of Equity (Deficit) (FY) - USD ($) $ in Thousands		Total		Partners' Deficit	Member's Deficit-GCM, L.L.C.	Common Stock Common Class A	Common Stock Common Class C	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest in Subsidiaries	Noncontrolling Interest in GCMH	Cumulative-effect adjustment from adoption	Cumulative-effect adjustment from adoption Partners' Deficit	Cumulative-effect adjustment from adoption Accumulated Other Comprehensive Income (Loss)	Cumulative-effect adjustment from adoption Noncontrolling Interest in Subsidiaries
Beginning balance at Dec. 31, 2017		$ (160,407)		$ (302,616)	$ (17)					$ (1,740)	$ 143,966
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201409Member
Capital contributions from noncontrolling interest in subsidiaries		$ 6,447									6,447
Deemed contributions		19,495		19,495
Capital distributions		(82,247)		(82,113)	(134)
Capital distributions paid to noncontrolling interest		(49,234)									(49,234)
Unrealized gain on cash flow hedges		1,264								1,264
Translation adjustment		(110)								(110)
Net income (loss)		63,685		39,121	78						24,486
Ending balance at Dec. 31, 2018		$ (201,107)		(326,113)	(73)					(586)	125,665		$ 11,860	$ 10,343		$ 1,517
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201712Member
Capital contributions from noncontrolling interest in subsidiaries		$ 4,720									4,720
Capital contributions		18			18
Deemed contributions		30,233		30,233
Capital distributions		(69,624)		(69,524)	(100)
Capital distributions paid to noncontrolling interest		(43,660)									(43,660)
Unrealized gain on cash flow hedges		(6,521)								(6,521)
Translation adjustment		253								253
Net income (loss)		59,998		46,688	89						13,221
Ending balance at Dec. 31, 2019		(213,830)		(308,373)	(66)					(6,854)	101,463		0	(650)	$ 650
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions from noncontrolling interest in subsidiaries		1,237									1,237
Deemed contributions		7,920		7,920
Capital distributions		(15)			(15)
Capital distributions paid to noncontrolling interest		(5,814)									(5,814)
Equity transaction with Mosaic / Equity reallocation to redeemable noncontrolling interest		60,931		60,931
Unrealized gain on cash flow hedges		(7,277)								(7,277)
Translation adjustment		(293)								(293)
Net income (loss)		(10,326)
Ending balance at Mar. 31, 2020		(169,560)		(255,140)	(68)					(13,774)	99,422
Increase (Decrease) in Temporary Equity [Roll Forward]
Capital contributions from redeemable noncontrolling interest		173,327
Equity transaction with Mosaic / Equity reallocation to redeemable noncontrolling interest		(60,931)
Net income (loss)		2,093
Ending balance at Mar. 31, 2020		114,489
Beginning balance at Dec. 31, 2019		(213,830)		$ (308,373)	$ (66)					(6,854)	101,463		$ 0	$ (650)	$ 650
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized gain on cash flow hedges	[1]	(4,880)
Translation adjustment	[1]	778
Net income (loss)	[1]	(83,202)
Ending balance at Dec. 31, 2020		(82,190)	[1]			$ 4	$ 14	$ 2,705	$ (29,832)	(2,233)	94,013	$ (146,861)
Ending balance at Dec. 31, 2020	[1]	115,121
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions from noncontrolling interest in subsidiaries		1,083									1,083
Unrealized gain on cash flow hedges		3,679								831		2,848
Translation adjustment		(615)								(139)		(476)
Net income (loss)		19,928
Deferred tax adjustments related to TRA		(89)						(60)		(29)
Deemed contributions subsequent to the Transaction		4,903										4,903
Ending balance at Mar. 31, 2021		(37,204)				$ 4	$ 14	$ 13,920	$ (33,833)	$ (1,570)	$ 96,158	$ (111,897)
Increase (Decrease) in Temporary Equity [Roll Forward]
Capital distributions paid to redeemable noncontrolling interest		(5,750)
Net income (loss)		8,089
Ending balance at Mar. 31, 2021		$ 117,460

[1]	For discussion on the restatement adjustments, see Note 4.